Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets [abstract]
Disclosure of components in other non current assets
The components of other assets are as follows:

As at Dec. 31	2017	2016
South Hedland prepaid transmission access and distribution	75	—
Deferred licence fees	13	15
Project development costs	53	46
Deferred service costs	15	16
Mississauga long-term receivable (Note 4)	—	116
Long-term prepaids and other assets	44	44
Loan receivable	33	—
Keephills Unit 3 transmission deposit	4	5
Total other assets	237	242
Additions to non-current assets are as follows:

Year ended Dec. 31, 2017	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	116	35	31	114	20	16	—	6	338
Intangible assets	5	1	—	29	—	—	—	16	51

Year ended Dec. 31, 2016	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	159	15	11	107	16	43	—	7	358
Intangibles	3	1	1	—	—	—	—	16	21

Year ended Dec. 31, 2015	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	179	13	19	204	13	43	1	4	476
Intangibles	6	—	—	—	—	—	3	17	26